UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Sureview Capital LLC

Address:  	360 Madison Avenue 19th fl
          	New York, NY  10017


13F File Number: 028-14836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Tawil
Title:  Chief Financial Officer
Phone:  212-907-5600


Signature, Place and Date of Signing:

/s/	Aaron Tawil		   New York, NY			August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $324,237 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE

COL 1				COL 2	  COL 3		COL 4	     COL 5		COL 6	COL 7	     COL 8

Name of 			Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer				Class	  Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None

APPLE INC			COM	037833100	11680	20000	SH		Sole		20000
AVALONBAY CMNTYS INC		COM	053484101	8262	58400	SH		Sole		58400
COMCAST CORP NEW		CL A	20030N101	6394	200000	SH		Sole		200000
CON-WAY INC			COM	205944101	7222	200000	SH		Sole		200000
DIGITAL RLTY TR INC		COM	253868103	6103	81300	SH		Sole		81300
IMAX CORP			COM	45245E109	3259	135629	SH		Sole		135629
INTERNATIONAL BUSINESS MACHS	COM	459200101	14062	71900	SH		Sole		71900
JIVE SOFTWARE INC		COM	47760A108	1050	50000	SH		Sole		50000
LAMAR ADVERTISING CO		CL A	512815101	10972	383621	SH		Sole		383621
LIBERTY MEDIA CORPORATION	COM A	530322106	17582	200000	SH		Sole		200000
LINKEDIN CORP			COM A	53578A108	26036	245000	SH		Sole		245000
NEWS CORP			CL A	65248E104	11145	500000	SH		Sole		500000
PRICELINE COM INC		COM NEW	741503403	19936	30000	SH		Sole		30000
QIHOO 360 TECHNOLOGY CO LTD	ADS	74734M109	1729	100000	SH		Sole		100000
REGAL ENTMT GROUP		CL A	758766109	11782	856230	SH		Sole		856230
ROSS STORES INC			COM	778296103	17980	287823	SH		Sole		287823
SALESFORCE COM INC		COM	79466L302	19356	140000	SH		Sole		140000
SHUTTERFLY INC			COM	82568P304	8252	268885	SH		Sole		268885
SIRIUS XM RADIO INC		COM	82967N108	18198	9836500	SH		Sole		9836500
SPLUNK INC			COM	848637104	3372	120000	SH		Sole		120000
STARWOOD HOTELS&RESORTS 	COM	85590A401	13028	245625	SH		Sole		245625
STRATEGIC HOTELS &RESORTS	COM	86272T106	2424	375159	SH		Sole		375159
TERADATA CORP DEL		COM	88076W103	12242	170000	SH		Sole		170000
TIBCO SOFTWARE INC		COM	88632Q103	12073	403500	SH		Sole		403500
TIME WARNER INC			COM NEW	887317303	14821	384967	SH		Sole		384967
UNITED RENTALS INC		COM	911363109	10212	300000	SH		Sole		300000
VIACOM INC NEW			CL B	92553P201	19221	408775	SH		Sole		408775
YAHOO INC			COM	984332106	11081	700000	SH		Sole		700000
YANDEX N V			SHS 	N97284108	4763	250000	SH		Sole		250000







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